Business and Basis of Presentation	9 Months Ended
Sep. 30, 2017
Business and Basis of Presentation [Abstract]
Business and Basis of Presentation
Business and Basis of Presentation
Unless otherwise stated or the context otherwise indicates, all references to “Phillips 66 Partners,” “the Partnership,” “us,” “our,” “we,” or similar expressions refer to Phillips 66 Partners LP, including its consolidated subsidiaries. References to Phillips 66 may refer to Phillips 66 and/or its subsidiaries, depending on the context. References to our “General Partner” refer to Phillips 66 Partners GP LLC, and references to Phillips 66 PDI refer to Phillips 66 Project Development Inc., the Phillips 66 subsidiary that holds a limited partner interest in us.

Supplemental Combined Financial Statements
On October 6, 2017, we acquired a 25 percent interest in each of Dakota Access, LLC and Energy Transfer Crude Oil Company, LLC (collectively, the Bakken Pipeline) and a 100 percent interest in Merey Sweeny, L.P. (MSLP) from Phillips 66. This acquisition was deemed to be between entities under common control which, under applicable accounting guidelines, requires the assets and liabilities to be transferred at historical cost, with prior periods retroactively adjusted to furnish comparative information. Because we have not yet filed post-combination results reflecting this acquisition, we are providing these supplemental combined financial statements and related notes to combine the results of operations and financial position of the acquired assets with the Partnership’s results of operations and financial position for the period from February 1, 2017, through September 30, 2017. For periods prior to February 1, 2017, both the Bakken Pipeline and MSLP investments were accounted for under the equity method of accounting by Phillips 66 and, thus, were not subject to retrospective adjustments. See Note 4—Acquisitions for additional information on the acquisition.

Description of the Business
We are a growth-oriented master limited partnership formed to own, operate, develop and acquire primarily fee-based crude oil, refined petroleum products and natural gas liquids (NGL) pipelines, terminals and other transportation and midstream assets. Our common units trade on the New York Stock Exchange under the symbol PSXP.

Our assets consist of crude oil, refined petroleum products and NGL transportation, processing, terminaling and storage systems, as well as an NGL fractionator. We conduct our operations through both wholly owned and joint-venture operations. The majority of our wholly owned assets are associated with, and are integral to the operation of, nine of Phillips 66’s owned or joint-venture refineries.

We primarily generate revenue by providing fee-based transportation, processing, terminaling, storage and NGL fractionation services to Phillips 66 and other customers. Our equity affiliates primarily generate revenue from transporting and terminaling NGL, refined petroleum products and crude oil. Since we do not own any of the NGL, crude oil and refined petroleum products we handle and do not engage in the trading of NGL, crude oil and refined petroleum products, we have limited direct exposure to risks associated with fluctuating commodity prices, although these risks indirectly influence our activities and results of operations over the long term.

Basis of Presentation
We have acquired assets from Phillips 66 that were considered transfers of businesses between entities under common control. This required the transactions to be accounted for as if the transfers had occurred at the beginning of the transfer period, with prior periods retrospectively adjusted to furnish comparative information. Accordingly, the accompanying supplemental combined financial statements and related notes have been retrospectively adjusted to include the historical results and financial position of these acquired businesses prior to the effective date of each acquisition. We refer to these pre-acquisition operations as those of our “Predecessors.”

The combined financial statements of our Predecessors were derived from the accounting records of Phillips 66 and reflect the combined historical results of operations, financial position and cash flows of our Predecessors as if such businesses had been combined for all periods presented.

All intercompany transactions and accounts of our Predecessors have been eliminated. The assets and liabilities of our Predecessors in these supplemental combined financial statements have been reflected on a historical cost basis because the transfer of the Predecessors to us took place within the Phillips 66 consolidated group. The supplemental combined statement of income also includes expense allocations for certain functions performed by Phillips 66, including operational support services such as engineering and logistics and allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, information technology and procurement. These allocations were based primarily on relative carrying values of properties, plants and equipment (PP&E) and equity-method investments, or number of terminals and pipeline miles, and secondarily on activity-based cost allocations. Our management believes the assumptions underlying the allocation of expenses from Phillips 66 are reasonable. Nevertheless, the financial results of our Predecessors may not include all of the actual expenses that would have been incurred had our Predecessors been a stand-alone publicly traded partnership during the periods presented.